Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - Thunder Bridge Acquisition Il, Ltd.[Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Public Warrants	$ 37,605,000	$ 63,738,750
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Private Placement Warrants	$ 19,808,500	$ 33,443,044